T. ROWE PRICE RETIREMENT 2010 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 54.0%
T. Rowe Price Funds:
New Income Fund	621,947	49,306	9,766	68,185,855	677,086
Limited Duration Inflation Focused
Bond Fund	531,162	38,023	14,007	110,748,737	574,786
International Bond Fund (USD
Hedged)	209,088	19,001	4,036	22,383,346	228,758
Emerging Markets Bond Fund	155,012	2,178	3,173	14,950,382	167,444
High Yield Fund	133,981	15,405	2,813	23,659,354	152,840
Dynamic Global Bond Fund	136,044	8,100	2,640	14,644,972	143,374
Floating Rate Fund	51,994	682	1,073	5,670,573	52,736
U. S. Treasury Long-Term Fund	42,853	1,281	886	2,812,420	42,861
Total Bond Mutual Funds (Cost $1,945,760)					2,039,885

EQUITY MUTUAL FUNDS 42.9%
T. Rowe Price Funds:
Equity Index 500 Fund	795,656	15,358	137,100	6,066,084	565,359
International Value Equity Fund	131,790	171	7,479	10,948,021	137,288
Growth Stock Fund	18,420	98,562	255	1,410,186	132,797
International Stock Fund	116,607	191	2,390	6,836,132	129,955
Overseas Stock Fund	127,330	164	11,321	11,986,011	128,850
Value Fund	14,888	104,118	178	3,422,199	124,329
Emerging Markets Stock Fund	75,766	65	7,370	1,727,698	80,960
Mid-Cap Growth Fund	68,159	87	1,287	722,082	74,179
Mid-Cap Value Fund	57,743	98	1,091	2,368,263	64,109
New Horizons Fund(2)	53,907	25	8,361	607,345	48,600
Small-Cap Stock Fund(2)	39,541	304	2,264	785,799	41,985
Real Assets Fund	37,096	53	1,733	3,485,369	39,524
Small-Cap Value Fund	34,700	53	774	879,590	38,209
U. S. Large-Cap Core Fund	394	11,201	10	455,437	13,067
Emerging Markets Discovery Stock
Fund	677	4,011	12	402,855	4,774
Total Equity Mutual Funds (Cost $899,576)					1,623,985

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 3.1%
	T. Rowe Price Funds:
	U. S. Treasury Money Fund,
0.24% (3)	122,266	115,702	120,121	117,847,127	117,847
	Total Short-Term Investments (Cost $117,847)				117,847

	Total Investments in Securities 100.0%
	(Cost $2,963,183)				$3,781,717

	Other Assets Less Liabilities (0.0)%				(1,866)

	Net Assets 100.0%				$3,779,851

(1)		Each underlying Price Fund is an affiliated company; the fund is invested in the Z
		Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(8)	$1,870	$875
Emerging Markets Bond Fund	(256)	13,427	1,929
Emerging Markets Discovery
Stock Fund	1	98	—
Emerging Markets Stock Fund	1,549	12,499	—
Equity Index 500 Fund	200,803	(108,555)	3,388
Floating Rate Fund	(53)	1,133	595
Growth Stock Fund	25	16,070	—
High Yield Fund	(44)	6,267	2,167
International Bond Fund (USD
Hedged)	43	4,705	1,103
International Stock Fund	866	15,547	—
International Value Equity Fund	(79)	12,806	—
Limited Duration Inflation
Focused Bond Fund	117	19,608	1,159
Mid-Cap Growth Fund	464	7,220	—
Mid-Cap Value Fund	71	7,359	—
New Horizons Fund	5,728	3,029	—
New Income Fund	173	15,599	4,774
Overseas Stock Fund	1,685	12,677	—
Real Assets Fund	121	4,108	—
Small-Cap Stock Fund	549	4,404	—
Small-Cap Value Fund	7	4,230	—
U. S. Large-Cap Core Fund	1	1,482	—
U. S. Treasury Long-Term Fund	(4)	(387)	205
Value Fund	22	5,501	—
U. S. Treasury Money Fund	—	—	90
Totals	$211,781#	$60,697	$16,285+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $16,285 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.